Merger - Pro Forma Calculations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Combinations [Abstract]
Sales	$ 1,740,255	$ 627,166
Net loss	$ (10,296,024)	$ (4,666,079)